Gain on sale of development properties (Details) ¥ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Feb. 08, 2023 CNY (¥)	Feb. 28, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Gain on sale of development properties [Line Items]
Gain on sale of development properties			¥ 1,527	$ 209	¥ 2,283	¥ 1,379
Investments accounted for under the equity method			34,294		30,460
Real Estate Investment Trust
Gain on sale of development properties [Line Items]
Gain on sale of development properties		¥ 519
Proceeds from REIT listed on the shanghai stock exchange	¥ 1,700
Investments accounted for under the equity method	¥ 597
Percentage of subscription of units issued by real estate investment trust	34.00%
Description of principal activities	Company obtained significant influence but no power to control the key activities
Minimum | Real Estate Investment Trust
Gain on sale of development properties [Line Items]
Lease term		5 years
Maximum | Real Estate Investment Trust
Gain on sale of development properties [Line Items]
Lease term		6 years
Core Funds
Gain on sale of development properties [Line Items]
Gain on sale of development properties			¥ 1,527		¥ 1,764	¥ 1,289
Rental rate adjusted with growth rate of fair market rent			5 years	5 years
Core Funds | Minimum
Gain on sale of development properties [Line Items]
Lease term			4 years
Core Funds | Maximum
Gain on sale of development properties [Line Items]
Lease term			10 years
Core Funds | Limited partner | Minimum
Gain on sale of development properties [Line Items]
Committed percentage of the total capital (as a percent)			10.00%
Core Funds | Limited partner | Maximum
Gain on sale of development properties [Line Items]
Committed percentage of the total capital (as a percent)			20.00%
Core Funds | Third Party Investor | Minimum
Gain on sale of development properties [Line Items]
Committed percentage of the total capital (as a percent)			80.00%
Core Funds | Third Party Investor | Maximum
Gain on sale of development properties [Line Items]
Committed percentage of the total capital (as a percent)			90.00%